Note 11 - Share-Based Awards Plan (Details) - Summary of Option Activity (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Option Activity [Abstract]
Outstanding		721,025	413,525
Outstanding		$ 6.70	$ 8.74
Outstanding		5 years 248 days	5 years 10 days
Granted		336,000
Granted		$ 4.39
Granted		7 years 193 days
Exercised	(2,000)	(2,000)	0	0
Exercised		$ 4.56
Exercised		$ 2,080
Exercised		4 years 6 months
Forfeited		(26,500)
Forfeited		$ 9.37
Exercisable as of December 31, 2014		417,900
Exercisable as of December 31, 2014		$ 6.76
Exercisable as of December 31, 2014		5 years 233 days